Options and Warrants (Details 4) - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Warrants and Options Outstanding Number Outstanding (in Shares)	28,663,754	29,663,947
Warrants and Options Exercisable Number Exercisable (in Shares)	25,855,664	26,752,947
Warrants And Options 0. 511. 00 [Member]
Warrants and Options Outstanding Number Outstanding (in Shares)	17,020,617
Warrants and Options Outstanding Weighted Average Remaining Contractual Life	2 years 131 days
Warrants and Options Exercisable Number Exercisable (in Shares)	14,859,777
Warrants and Options Exercisable Weighted Average Exercise Price	$ 0.96
Warrants And Options 0. 511. 00 [Member] | Minimum [Member]
Warrants and Options Outstanding Exercise Price	0.51
Warrants and Options Exercisable Exercise Price	0.51
Warrants And Options 0. 511. 00 [Member] | Maximum [Member]
Warrants and Options Outstanding Exercise Price	1.00
Warrants and Options Exercisable Exercise Price	$ 1.00
Warrants And Options 1. 001. 50 [Member]
Warrants and Options Outstanding Number Outstanding (in Shares)	4,030,587
Warrants and Options Outstanding Weighted Average Remaining Contractual Life	160 days
Warrants and Options Exercisable Number Exercisable (in Shares)	3,980,587
Warrants and Options Exercisable Weighted Average Exercise Price	$ 1.35
Warrants And Options 1. 001. 50 [Member] | Minimum [Member]
Warrants and Options Outstanding Exercise Price	1.01
Warrants and Options Exercisable Exercise Price	1.01
Warrants And Options 1. 001. 50 [Member] | Maximum [Member]
Warrants and Options Outstanding Exercise Price	1.50
Warrants and Options Exercisable Exercise Price	$ 1.50
Warrants And Options 0. 000. 05 [Member]
Warrants and Options Outstanding Number Outstanding (in Shares)	7,612,550
Warrants and Options Outstanding Weighted Average Remaining Contractual Life	5 years 284 days
Warrants and Options Exercisable Number Exercisable (in Shares)	7,015,300
Warrants and Options Exercisable Weighted Average Exercise Price	$ 0.42
Warrants And Options 0. 000. 05 [Member] | Minimum [Member]
Warrants and Options Outstanding Exercise Price	0.00
Warrants and Options Exercisable Exercise Price	0.00
Warrants And Options 0. 000. 05 [Member] | Maximum [Member]
Warrants and Options Outstanding Exercise Price	0.50
Warrants and Options Exercisable Exercise Price	$ 0.50
Warrants And Options At 0. 0001 [Member]
Warrants and Options Outstanding Exercise Price		$ 0.0001
Warrants and Options Outstanding Number Outstanding (in Shares)		1,000,000
Warrants and Options Outstanding Weighted Average Remaining Contractual Life		1 year 146 days
Warrants and Options Exercisable Exercise Price		$ 0.0001
Warrants and Options Exercisable Number Exercisable (in Shares)		1,000,000
Warrants and Options Exercisable Weighted Average Exercise Price		$ 0.0001
Warrants And Options At 0. 50 [Member]
Warrants and Options Outstanding Exercise Price		$ 0.50
Warrants and Options Outstanding Number Outstanding (in Shares)		6,410,800
Warrants and Options Outstanding Weighted Average Remaining Contractual Life		8 years 36 days
Warrants and Options Exercisable Exercise Price		$ 0.50
Warrants and Options Exercisable Number Exercisable (in Shares)		5,182,300
Warrants and Options Exercisable Weighted Average Exercise Price		$ 0.50
Warrants And Options At 1. 00 [Member]
Warrants and Options Outstanding Exercise Price		$ 1.00
Warrants and Options Outstanding Number Outstanding (in Shares)		15,036,830
Warrants and Options Outstanding Weighted Average Remaining Contractual Life		4 years 73 days
Warrants and Options Exercisable Exercise Price		$ 1.00
Warrants and Options Exercisable Number Exercisable (in Shares)		13,414,330
Warrants and Options Exercisable Weighted Average Exercise Price		$ 1.00
Warrants And Options At 1. 25 [Member]
Warrants and Options Outstanding Exercise Price		$ 1.25
Warrants and Options Outstanding Number Outstanding (in Shares)		2,912,716
Warrants and Options Outstanding Weighted Average Remaining Contractual Life		2 years 73 days
Warrants and Options Exercisable Exercise Price		$ 1.25
Warrants and Options Exercisable Number Exercisable (in Shares)		2,912,716
Warrants and Options Exercisable Weighted Average Exercise Price		$ 1.25
Warrants And Options At 1. 50 [Member]
Warrants and Options Outstanding Exercise Price		$ 1.50
Warrants and Options Outstanding Number Outstanding (in Shares)		4,203,601
Warrants and Options Outstanding Weighted Average Remaining Contractual Life		4 years 255 days
Warrants and Options Exercisable Exercise Price		$ 1.50
Warrants and Options Exercisable Number Exercisable (in Shares)		4,203,601
Warrants and Options Exercisable Weighted Average Exercise Price		$ 1.50
Warrants And Options At 2. 45 [Member]
Warrants and Options Outstanding Exercise Price		$ 2.45
Warrants and Options Outstanding Number Outstanding (in Shares)		100,000
Warrants and Options Outstanding Weighted Average Remaining Contractual Life		8 years 6 months
Warrants and Options Exercisable Exercise Price		$ 2.45
Warrants and Options Exercisable Number Exercisable (in Shares)		40,000
Warrants and Options Exercisable Weighted Average Exercise Price		$ 2.45